Columbia New York Intermediate Municipal Bond Fund
Third Quarter Report
July 31, 2024 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia New York Intermediate Municipal Bond Fund, July 31, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Municipal Bonds 97.6%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Air Transportation 3.2%
New York Transportation Development Corp.(a)
Refunding Revenue Bonds
American Airlines, Inc. Project
Series 2021
08/01/2031	3.000%	650,000	613,360
Terminal 4 John F. Kennedy International Airport Project
Series 2020
12/01/2036	5.000%	800,000	846,726
12/01/2038	4.000%	300,000	295,272
Revenue Bonds
Sustainable Bonds - John F. Kennedy International Airport New Terminal One Project
Series 2023
06/30/2040	5.500%	500,000	543,260
New York Transportation Development Corp.
Refunding Revenue Bonds
Terminal 4 John F. Kennedy International Airport Project
Series 2020
12/01/2038	5.000%	1,000,000	1,077,636
Total			3,376,254
Charter Schools 1.8%
Albany Capital Resource Corp.
Revenue Bonds
Kipp Capital Region Public Charter Schools Project
Series 2024
06/01/2044	4.500%	400,000	391,924
Build NYC Resource Corp.
Revenue Bonds
Academic Leadership Charter School Project
Series 2021
06/15/2036	4.000%	200,000	190,793
Build NYC Resource Corp.(b)
Revenue Bonds
International Leadership Charter School
Series 2016
07/01/2046	6.250%	420,000	424,641
Monroe County Industrial Development Corp.(b)
Revenue Bonds
True North Rochester Preparatory Charter School Project
Series 2020
06/01/2040	5.000%	900,000	923,532
Total			1,930,890
Health Services 1.0%
Westchester County Local Development Corp.
Revenue Bonds
New York Blood Center Project
Series 2024
07/01/2035	5.000%	1,000,000	1,105,303
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Higher Education 6.3%
County of Saratoga
Revenue Bonds
Skidmore College Project
Series 2018
07/01/2033	5.000%	165,000	176,424
07/01/2034	5.000%	200,000	214,030
07/01/2035	5.000%	200,000	213,977
Dutchess County Local Development Corp.
Refunding Revenue Bonds
Culinary Institute of America (The)
Series 2018
07/01/2032	5.000%	220,000	228,876
Vassar College Project
Series 2017
07/01/2034	5.000%	500,000	523,794
Revenue Bonds
Marist College Project
Series 2018
07/01/2031	5.000%	170,000	180,713
07/01/2032	5.000%	210,000	223,109
07/01/2033	5.000%	205,000	217,574
New York State Dormitory Authority
Refunding Revenue Bonds
Rochester Institute
Series 2019A
07/01/2036	5.000%	750,000	810,487
Teacher’s College
Series 2017
07/01/2029	5.000%	175,000	184,390
07/01/2030	5.000%	150,000	158,161
Revenue Bonds
New York University
Series 2019A
07/01/2037	5.000%	2,000,000	2,169,728
St. Lawrence County Industrial Development Agency
Refunding Revenue Bonds
Clarkson University Project
Series 2021
09/01/2038	5.000%	200,000	210,471
09/01/2039	5.000%	200,000	208,976
Tompkins County Development Corp.
Refunding Revenue Bonds
Ithaca College Project
Series 2018
07/01/2034	5.000%	575,000	603,234

Columbia New York Intermediate Municipal Bond Fund  | 2024

Portfolio of Investments  (continued)
Columbia New York Intermediate Municipal Bond Fund, July 31, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Troy Capital Resource Corp.
Refunding Revenue Bonds
Forward Delivery - Rensselaer Polytechnic Institute Project
Series 2020
09/01/2037	5.000%	250,000	270,349
Total			6,594,293
Hospital 3.9%
Monroe County Industrial Development Corp.
Refunding Revenue Bonds
Highland Hospital Rochester Project
Series 2015
07/01/2025	5.000%	450,000	455,558
University of Rochester Project
Series 2017
07/01/2035	4.000%	1,285,000	1,306,140
Revenue Bonds
Rochester General Hospital (The)
Series 2017
12/01/2035	5.000%	1,000,000	1,021,700
New York State Dormitory Authority
Refunding Revenue Bonds
Memorial Sloan-Kettering Cancer Center
Series 2017
07/01/2034	4.000%	1,000,000	1,014,832
Montefiore Obligated Group
Series 2020A
09/01/2037	4.000%	300,000	296,346
Total			4,094,576
Joint Power Authority 0.6%
New York Power Authority
Revenue Bonds
Green Transmission Project
Series 2023A (AGM)
11/15/2040	5.250%	500,000	585,146
Local General Obligation 15.3%
City of New York
Unlimited General Obligation Bonds
Fiscal 2020
Series 2019B-1
10/01/2038	5.000%	1,000,000	1,077,411
Subordinated Series 2019H-A
01/01/2035	5.000%	1,500,000	1,611,956
Subordinated Series 2023E-1
04/01/2039	5.000%	1,200,000	1,352,742
Unlimited General Obligation Refunding Bonds
Subordinated Series 2023F-1
08/01/2038	5.000%	250,000	283,199
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Unlimited General Obligation Refunding Notes
Series 2016C
08/01/2032	5.000%	1,000,000	1,021,669
City of Yonkers
Limited General Obligation Bonds
Series 2016A (AGM)
11/15/2028	5.000%	1,780,000	1,850,419
Series 2017A (BAM)
09/01/2028	5.000%	2,090,000	2,195,421
County of Monroe(a)
Limited General Obligation Public Improvement Bonds
Series 2019B (BAM)
06/01/2027	5.000%	1,350,000	1,411,939
County of Nassau
Limited General Obligation Bonds
Series 2017B
04/01/2033	5.000%	2,000,000	2,088,272
Monroe County Industrial Development Agency
Revenue Bonds
Rochester Schools Modernization Program
Series 2018
05/01/2034	5.000%	750,000	796,701
New York State Dormitory Authority
Refunding Revenue Bonds
School Districts Financing Program
Series 2015B (AGM)
10/01/2027	5.000%	1,000,000	1,021,868
Revenue Bonds
School District Building Financing Program
Series 2018
10/01/2032	5.000%	1,000,000	1,036,425
School Districts Revenue Bond Financing Program
Series 2023 (AGM)
10/01/2040	5.000%	300,000	330,001
Total			16,078,023
Multi-Family 2.8%
Amherst Development Corp.
Refunding Revenue Bonds
University of Buffalo Student Housing
Series 2017 (AGM)
10/01/2028	5.000%	730,000	764,670
10/01/2029	5.000%	1,290,000	1,350,558
Onondaga County Trust for Cultural Resources
Refunding Revenue Bonds
Abby Lane Housing Corp. Project
Series 2017
05/01/2030	5.000%	420,000	431,449
05/01/2031	5.000%	400,000	410,612
Total			2,957,289
Columbia New York Intermediate Municipal Bond Fund  | 2024

Portfolio of Investments  (continued)
Columbia New York Intermediate Municipal Bond Fund, July 31, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Municipal Power 5.1%
Long Island Power Authority
Refunding Revenue Bonds
Series 2016B
09/01/2027	5.000%	1,000,000	1,039,671
09/01/2030	5.000%	2,750,000	2,850,633
Revenue Bonds
General
Series 2017
09/01/2035	5.000%	1,200,000	1,262,314
Green Bonds
Series 2023E
09/01/2040	5.000%	160,000	180,946
Total			5,333,564
Other Bond Issue 1.1%
Build NYC Resource Corp.
Revenue Bonds
Children’s Aid Society Project (The)
Series 2019
07/01/2036	4.000%	100,000	101,024
New York Transportation Development Corp.(a)
Revenue Bonds
New York State Thruway Service Areas Project
Series 2021
10/31/2034	4.000%	500,000	488,455
10/31/2041	4.000%	570,000	524,276
Total			1,113,755
Ports 6.4%
Port Authority of New York & New Jersey
Refunding Revenue Bonds
Consolidated 211th
Series 2018
09/01/2038	4.000%	1,400,000	1,401,889
Series 2018-209
07/15/2034	5.000%	2,500,000	2,678,041
Series 2018-211
09/01/2036	5.000%	1,000,000	1,070,802
Port Authority of New York & New Jersey(a)
Refunding Revenue Bonds
Series 2023-238
07/15/2038	5.000%	500,000	538,862
Revenue Bonds
Consolidated Bonds
Series 221
07/15/2037	4.000%	1,000,000	1,010,890
Total			6,700,484
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Prep School 0.6%
Rensselaer County Industrial Development Agency
Refunding Revenue Bonds
Emma Willard School Project
Series 2015A
01/01/2035	5.000%	590,000	594,204
Recreation 0.3%
New York City Trust for Cultural Resources
Refunding Revenue Bonds
Carnegie Hall
Series 2019
12/01/2037	5.000%	275,000	298,921
Refunded / Escrowed 6.5%
Build NYC Resource Corp.
Prerefunded 08/01/25 Revenue Bonds
YMCA of Greater New York Project
Series 2015
08/01/2029	5.000%	430,000	437,860
Metropolitan Transportation Authority
Prerefunded 11/15/24 Revenue Bonds
Series 2014C
11/15/2029	5.000%	2,000,000	2,011,205
New York State Dormitory Authority
Prerefunded 07/01/25 Revenue Bonds
Barnard College
Series 2015A
07/01/2030	5.000%	700,000	712,865
New York State Dormitory Authority(c)
Revenue Bonds
Capital Appreciation - Memorial Sloan-Kettering Cancer Center
Series 2003-1 Escrowed to Maturity (NPFGC)
07/01/2025	0.000%	3,750,000	3,635,869
Total			6,797,799
Retirement Communities 2.9%
Brookhaven Local Development Corp.
Refunding Revenue Bonds
Jefferson’s Ferry Project
Series 2016
11/01/2036	5.250%	750,000	770,747
Buffalo & Erie County Industrial Land Development Corp.
Refunding Revenue Bonds
Orchard Park
Series 2015
11/15/2029	5.000%	550,000	557,917
11/15/2030	5.000%	650,000	659,275

Columbia New York Intermediate Municipal Bond Fund  | 2024

Portfolio of Investments  (continued)
Columbia New York Intermediate Municipal Bond Fund, July 31, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Suffolk County Economic Development Corp.
Refunding Revenue Bonds
Peconic Landing at Southhold, Inc.
Series 2020
12/01/2034	5.000%	1,000,000	1,042,181
Total			3,030,120
Sales Tax 3.5%
New York State Dormitory Authority
Refunding Revenue Bonds
Series 2023A-1
03/15/2040	5.000%	1,000,000	1,124,426
Triborough Bridge & Tunnel Authority
Revenue Bonds
Series 2024A-1
05/15/2042	5.000%	1,500,000	1,689,313
TBTA Capital Lockbox - City Sales Tax
Series 2023A
05/15/2039	5.000%	750,000	853,370
Total			3,667,109
Single Family 0.1%
State of New York Mortgage Agency
Refunding Revenue Bonds
Series 2018-211
10/01/2038	3.625%	110,000	103,406
Special Non Property Tax 18.2%
Metropolitan Transportation Authority
Special Tax Bonds
Series 2024A
11/15/2041	5.000%	325,000	368,863
New York City Transitional Finance Authority
Refunding Revenue Bonds
Building Aid
Series 2018S-2A
07/15/2036	5.000%	2,000,000	2,131,681
Subordinated Series 2024
11/01/2039	5.000%	1,000,000	1,144,078
Revenue Bonds
Building Aid
Series 2018S-3
07/15/2034	5.000%	1,000,000	1,069,677
Future Tax Bonds
Subordinated Series 2020C
05/01/2037	4.000%	500,000	512,041
Future Tax Secured
Subordinated Series 2016E-1
02/01/2032	5.000%	2,000,000	2,048,053
Subordinated Series 2019
11/01/2034	5.000%	3,500,000	3,777,980
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Multi-Modal
Subordinated Series 2023A
05/01/2039	5.000%	500,000	562,954
New York Convention Center Development Corp.
Refunding Revenue Bonds
Hotel Unit Fee Secured
Series 2015
11/15/2027	5.000%	2,000,000	2,037,643
New York State Dormitory Authority
Refunding Revenue Bonds
Education
Series 2005B (AMBAC)
03/15/2026	5.500%	1,000,000	1,041,178
Series 2019A-2
03/15/2035	5.000%	2,000,000	2,157,709
Series 2023A
03/15/2039	5.000%	500,000	563,520
Revenue Bonds
Series 2024A
03/15/2039	5.000%	500,000	570,509
Triborough Bridge & Tunnel Authority
Refunding Revenue Bonds
Green Bonds
Series 2023C
11/15/2040	5.250%	1,000,000	1,153,830
Total			19,139,716
Special Property Tax 1.0%
Hudson Yards Infrastructure Corp.
Refunding Revenue Bonds
Series 2017A
02/15/2033	5.000%	1,000,000	1,043,676
Tobacco 2.9%
Suffolk Tobacco Asset Securitization Corp.
Refunding Revenue Bonds
Tobacco Settlement Asset-Backed Bonds
Series 2021
06/01/2038	4.000%	1,000,000	999,890
TSASC, Inc.
Refunding Revenue Bonds
Series 2017A
06/01/2031	5.000%	2,000,000	2,075,778
Total			3,075,668
Transportation 5.8%
Metropolitan Transportation Authority
Refunding Revenue Bonds
Climate Bond Certified - Green
Series 2018
11/15/2026	5.000%	2,590,000	2,695,396
Columbia New York Intermediate Municipal Bond Fund  | 2024

Portfolio of Investments  (continued)
Columbia New York Intermediate Municipal Bond Fund, July 31, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2024A
11/15/2040	5.000%	1,000,000	1,107,511
Revenue Bonds
Series 2016C-1
11/15/2036	5.000%	1,000,000	1,029,597
Metropolitan Transportation Authority(c)
Refunding Revenue Bonds
Green Bonds
Series 2017C-2
11/15/2029	0.000%	1,500,000	1,241,252
Total			6,073,756
Turnpike / Bridge / Toll Road 8.3%
New York State Thruway Authority
Refunding Revenue Bonds
Series 2024P
01/01/2042	5.000%	500,000	563,726
Revenue Bonds
Junior Lien
Series 2016A
01/01/2033	5.000%	1,000,000	1,020,037
Series 2019B
01/01/2036	5.000%	2,000,000	2,192,614
Triborough Bridge & Tunnel Authority
Refunding Revenue Bonds
MTA Bridges and Tunnels
Series 2023
11/15/2037	5.000%	500,000	572,237
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2018-B
11/15/2031	5.000%	2,000,000	2,275,350
Revenue Bonds
Series 2020D
11/15/2037	4.000%	2,050,000	2,114,976
Total			8,738,940
Total Municipal Bonds (Cost $104,139,692)			102,432,892

Money Market Funds 1.6%
	Shares	Value ($)
BlackRock Liquidity Funds MuniCash, Institutional Shares, 3.467%(d)	1,613,832	1,613,994
Total Money Market Funds (Cost $1,613,832)		1,613,994
Total Investments in Securities (Cost: $105,753,524)		104,046,886
Other Assets & Liabilities, Net		881,782
Net Assets		104,928,668
Notes to Portfolio of Investments
(a)	Income from this security may be subject to alternative minimum tax.
(b)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At July 31, 2024, the total value of these securities amounted to $1,348,173, which represents 1.28% of total net assets.

(c)	Zero coupon bond.
(d)	The rate shown is the seven-day current annualized yield at July 31, 2024.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
BAM	Build America Mutual Assurance Co.
NPFGC	National Public Finance Guarantee Corporation
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Columbia New York Intermediate Municipal Bond Fund  | 2024

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3QT204_10_P01_(09/24)